Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Schedule of Inventories	Inventories consisted of the followings:
	As of December 31,
	2017	2018
	RMB	RMB
Finished goods	13,956	136,494
Raw materials	36,736	95,481
Inventories	50,692	231,975